HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2019	3,277.14	27.39
December 31, 2020	3,432.50	155.36
December 31, 2021	3,981.16	548.66

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
BAC Holding and MFH (1)	Ps.	2,338,582	Ps.	(1,049,016)	Ps.	(320,902)	Ps.	968,664
Other subsidiaries and branches Banco de Bogotá		83,286		—		(83,081)		205
Occidental Bank Barbados		18,807		(18,807)		—		—
Banco de Occidente Panamá		27,822		(27,822)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,031		(15,031)		—		—
Gases del Pacífico S.A.C.		13,353		(19,487)		—		(6,134)
Gas Natural de Lima y Callao S.A.C. – Calidda		63,652		(63,652)		—		—
Gas Comprimido del Perú S.A.C.		2,644		(2,644)		—		—
Gases del Norte del Perú S.A.C.		2,458		(2,458)		—		—
Promigas Panamá Corporation		2		(2)		—		—
Total	Ps.	2,565,637	Ps.	(1,198,919)	Ps.	(403,983)	Ps.	962,735

(1)   Includes BAC Holding International Corp. and Multi Financial Holding.  See note 1 “Reporting Entity”.

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2021

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
BAC Holding and MFH (2) (4)	3,861,718	(1,486,000)	(584,500)	Ps.	7,391,903	Ps.	(3,021,983)	Ps.	(4,048,958)	Ps.	320,962
Other subsidiaries and branches Banco de Bogotá (3)	145,159	—	(144,308)		234,995		—		(233,388)		1,607
Occidental Bank Barbados	32,329	(32,329)	—		51,478		(51,478)		—		—
Banco de Occidente Panamá	46,039	(46,039)	—		72,590		(72,590)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		30,020		(30,020)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		11,727		(25,556)		—		(13,829)
Gas Natural de Lima y Callao S.A.C. – Calidda	125,284	(125,284)	—		83,268		(83,268)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		1,508		(1,508)		—		—
Gases del Norte del Perú S.A.C.	8,395	(8,395)	—		2,501		(2,501)		—		—
Promigas Panamá Corporation	8	(8)	—		2		(2)		—		—
Total	4,282,005	(1,761,128)	(728,808)	Ps.	7,879,992	Ps.	(3,288,906)	Ps.	(4,282,346)	Ps.	308,740

(1)   Includes only a portion of this investments hedged

(2)   Includes BAC Holding International Corp. and Multi Financial Holding

(3)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(4)   Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 470,412 during year 2021.

December 31, 2020

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
BAC Holding and MFH (3)	4,272,887	(2,067,100)	(809,381)	Ps.	5,053,321	Ps.	(1,972,967)	Ps.	(3,728,056)	Ps.	(647,702)
Other subsidiaries and branches Banco de Bogotá (2)	147,869	—	(147,523)		151,709		—		(150,307)		1,402
Occidental Bank Barbados	33,841	(33,841)	—		32,671		(32,671)		—		—
Banco de Occidente Panamá	48,514	(48,514)	—		44,768		(44,768)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	28,365	(28,365)	—		14,989		(14,989)		—		—
Gases del Pacífico S.A.C.	16,124	(16,124)	—		(1,626)		(6,069)		—		(7,695)
Gas Natural de Lima y Callao S.A.C. – Calidda	112,773	(112,773)	—		19,616		(19,616)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C.	699	(699)	—		43		(43)		—		—
Total	4,665,892	(2,312,236)	(956,904)	Ps.	5,314,355	Ps.	(2,089,987)	Ps.	(3,878,363)	Ps.	(653,995)
(1)	Includes only a portion of this investments hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(3)    Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 510,602 during year 2020.

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	115,124	187,128
Notional amount contracts forward Thousands of US$	115,104	187,128
% hedged	90%	100%
Fair value in Colombian pesos	7,943	(4,345)
# of contracts	73	144

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2021		December 31, 2020		December 31, 2019
Balance at the beginning of the year	Ps.	(42)	Ps.	(874)	Ps.	(14,343)
Changes in the fair value of the hedge forward contracts		(8,879)		(33,351)		(6,597)
Reclassified to profit or loss		16,859		34,183		20,066
Balance at the end of the year	Ps.	7,938	Ps.	(42)	Ps.	(874)

Disclosure of detailed information about hedging instruments [text block]

December 31, 2021

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	81,614	Ps.	—	Ps.	18,973	Ps.	5,872
Items designated hedged
Securities issued or secured by Government and Corporate issuers		81,614		19,073		—		(6,382)

December 31, 2020

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	70,366	Ps.	—	Ps.	21,438	Ps.	29,695
Cross currency swaps		343,250		32,895		—		5,427
Items designated hedged
Securities issued or secured by Government and Corporate issuers		70,366		71,062		—		(4,948)
Bonds issued		343,250		—		388,754		(26,427)

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2021				December 31, 2020
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	5,562	Ps.	624	Ps.	951	Ps.	26,473
Foreign currency to sale		1,115		32,536		122,374		451
Subtotal	Ps.	6,677	Ps.	33,160	Ps.	123,325	Ps.	26,924
Swap
Cross currency		9,992		—		32,895		—
Interest rate		27,579		22,653		—		29,703
Subtotal	Ps.	37,571	Ps.	22,653	Ps.	32,895	Ps.	29,703
Total hedge derivatives	Ps.	44,248	Ps.	55,813	Ps.	156,220	Ps.	56,627

Multi Financial Group Inc [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	—	113,257
Notional amount contracts swap Thousands of US$	—	100,000
% hedged	—%	88%
Fair value in Colombian pesos	—	17,979
# of contracts	—	1

Concesionaria Vial Del Oriente S.A.S.
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	39,244	—
Notional amount contracts swap Thousands of US$	39,244	—
% hedged	100%	—%
Fair value in Colombian pesos	9,992	—
# of contracts	1	—